EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 Shares $ / shares	Dec. 31, 2019 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	11,760,000	0
Options granted during the year - Number of options | Shares	3,620,000	12,300,000
Options exercised during the year - Number of options | Shares	(640,770)	0
Options forfeited during the year - Number of options | Shares	(2,119,748)	540,000
Options outstanding at the end of year - Number of options | Shares	12,619,482	11,760,000
Options exercisable at the end of year - Number of options | Shares	5,315,079	0
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 0.40	$ 0
Options granted during the year - Weighted average exercise price | $ / shares	1.06	0.40
Options exercised during the year - Weighted average exercise price | $ / shares	0.45	0
Options forfeited during the year - Weighted average exercise price | $ / shares	0.45	0.40
Options outstanding at the end of year - Weighted average exercise price | $ / shares	0.55	0.40
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 0.45	$ 0